Intangible Assets	9 Months Ended
Sep. 30, 2019
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Intangible Assets
Note 12. Intangible Assets
As of September 30, 2019, and December 31, 2018, Company’s intangible assets are as follows:

	September 30, 2019		December 31, 2018
Rights to produce and distribute Coca-Cola trademark products	Ps.	82,364	Ps.	87,617
Goodwill		25,535		23,729
Other indefinite lived intangible assets		1,001		1,054
Technology cost and management systems		2,263		2,998
Systems in development		752		777
Others		549		629

	Ps.	112,464	Ps.	116,804

For the nine-month period ended September 30, 2019 and 2018, allocation for amortization expense is as follows:

	September 30, 2019		September 30, 2018
Cost of goods sold	Ps.	20	Ps.	23
Administrative expenses		588		509
Selling expenses		185		174

	Ps.	793	Ps.	706